Taxation (PRC Value-Added Tax) (Details) - State Administration of Taxation, China [Member]	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum [Member]
Value added tax [Line Items]
Value-added tax rate	6.00%	6.00%	6.00%	6.00%
Maximum [Member]
Value added tax [Line Items]
Value-added tax rate	17.00%	16.00%	17.00%	17.00%